Summary of Significant Accounting Policies: Income Taxes (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Income Taxes

Income Taxes

We are governed by the PRC’s Income Tax Laws and the Internal Revenue Code of the United States. Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement and income tax base of assets and liabilities and operating loss and tax credit carry-forwards. Deferred tax assets are reduced by a valuation allowance to the extent that management concludes it is more likely than not that the benefit of such tax assets will not be realized in future periods. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the periods that include the enactment date.

We account for certain tax positions based upon authoritative guidance that prescribes a recognition threshold and measurement processes for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance also provides direction on recognition, classification, interest and penalties, accounting in interim periods and related disclosure.

Our policy is to classify assessments, if any, for tax related to interest as interest expense and penalties as general and administrative expense.

Income Taxes

We are governed by the PRC’s Income Tax Laws and the Internal Revenue Code of the United States. Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement and income tax base of assets and liabilities and operating loss and tax credit carry-forwards. Deferred tax assets are reduced by a valuation allowance to the extent that management concludes it is more likely than not that the benefit of such tax assets will not be realized in future periods. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the periods that include the enactment date.

We account for certain tax positions based upon authoritative guidance that prescribes a recognition threshold and measurement processes for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance also provides direction on recognition, classification, interest and penalties, accounting in interim periods and related disclosure.

Our policy is to classify assessments, if any, for tax related to interest as interest expense and penalties as general and administrative expense.